Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2014 and 2013:

		2014		2013
(in thousands)	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	12.20	$312,224	$(185,132)	$326,614	$(168,637)
Developed technology	10.66	708,509	(361,825)	692,727	(310,842)
Customer base, trademarks, and non-compete agreements	10.58	423,685	(179,316)	392,431	(150,657)
	11.19	$1,444,418	$(726,273)	$1,411,772	$(630,136)
Unamortized Intangible Assets:
In-process research and development		$8,769		$8,769
Goodwill		1,887,963		1,855,691
		$1,896,732		$1,864,460

Schedule of Intangible Assets and Goodwill
The changes in intangible assets for the years ended December 31, 2014 and 2013 are as follows:

(in thousands)	Intangibles	Goodwill
BALANCE AT DECEMBER 31, 2012	$853,872	$1,759,898
Additions	17,296	—
Acquisitions	72,448	119,185
Amortization	(126,883)	—
Impairment losses	(19,696)	—
Foreign currency translation adjustments	(6,632)	(23,392)
BALANCE AT DECEMBER 31, 2013	$790,405	$1,855,691
Additions	9,677	—
Acquisitions	103,130	99,846
Amortization	(132,890)	—
Impairment losses	(8,711)	—
Foreign currency translation adjustments	(34,697)	(67,574)
BALANCE AT DECEMBER 31, 2014	$726,914	$1,887,963

Schedule of Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2015	$135,560
2016	$132,526
2017	$118,206
2018	$95,315
2019	$74,037